Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 50.5%
U.S. Treasury Bill, 4.24%, 5/1/2025
(a)(b)
(Cost $9,964,879) ........................................................... $ 10,000,000 $ 9,964,772
Shares
Money Market Funds – 59.0%
DWS Government Money Market Series Institutional, 4.30%
(c)
(Cost $11,623,480) .......................................................... 11,623,480 11,623,480
Total Investments – 109.5%
(Cost $21,588,359) .......................................................................... $ 21,588,252
Liabilities in Excess of Other Assets – (9.5)% ....................................................... (1,875,868)
Net Assets – 100.0% .......................................................................... $ 19,712,384
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Security, or a portion thereof, in the amount of $6,975,290 has been pledged as collateral for reverse repurchase agreements as of
March 31, 2025.
(c) Rate shown reflects the 7-day yield as of March 31, 2025.
At March 31, 2025, open reverse repurchase agreements were as follows:
Counterparty Interest Rate Trade Date Maturity Date Face Amount
Payable for
Reverse
Repurchase
Agreements
StoneX 6.00% 3/28/2025 4/1/2025 $ 6,834,275 $ 6,834,275
$ 6,834,275 $ 6,834,275
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bills ............................................................................... 50.5%
Money Market Funds ............................................................................. 59.0%
Total Investments ................................................................................ 109.5%
Liabilities in Excess of Other Assets .................................................................. (9.5)%
Net Assets ..................................................................................... 100.0%